Transactions with non-controlling interests - Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent (Details) - Transactions between subsidiaries and shareholders - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	R$ 0	R$ (60)	R$ (229,607)
Transfers to (from) non-controlling interests	(3,855)	(17,079)	(28,879)
Changes in equity attributable to controlling shareholders	0	0	308,411
Consideration paid or payable to non-controlling interests	0	2,829	229,280
Issuance of shares for purchased noncontrolling interests
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests			(230,500)
Transfers to (from) non-controlling interests			(77,911)
Changes in equity attributable to controlling shareholders			308,411
Consideration paid or payable to non-controlling interests			230,500
Capital contribution to subsidiary [member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests			893
Transfers to (from) non-controlling interests			0
Changes in equity attributable to controlling shareholders			0
Consideration paid or payable to non-controlling interests			0
Transaction costs from subsidiaries [Member]
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests		(60)
Transfers to (from) non-controlling interests		0
Changes in equity attributable to controlling shareholders		0
Consideration paid or payable to non-controlling interests		0
Sale of subsidiary
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0	0	0
Transfers to (from) non-controlling interests	49	(20,928)	(1,220)
Changes in equity attributable to controlling shareholders	0	0	0
Consideration paid or payable to non-controlling interests	0	2,829	(1,220)
Non-controlling interests arising on a business combination
Disclosure of noncontrolling interests [line items]
Capital contributions (deductions) by non-controlling interests	0	0	0
Transfers to (from) non-controlling interests	(3,904)	3,849	50,252
Changes in equity attributable to controlling shareholders	0	0	0
Consideration paid or payable to non-controlling interests	R$ 0	R$ 0	R$ 0